Related party transactions and balances (Details) $ in Thousands		1 Months Ended			12 Months Ended
	Jan. 21, 2016 CNY (¥) shares	May 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	May 31, 2015 USD ($) shares	Dec. 31, 2023 CNY (¥) director shares	Dec. 31, 2023 USD ($) director shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2020 CNY (¥)
Related Party Transaction
Service fee income					¥ 441,270,000	$ 62,151	¥ 183,620,000	¥ 426,348,000
Allowance for credit losses					350,000	49	844,000	13,216,000
Allowance for current expected credit losses					283,000		2,979,000	1,092,000
Allowance provision					¥ (11,518,000)	$ (1,622)	(9,844,000)	17,829,000
Related Party [Member] | Trip.com
Related Party Transaction
Number of directors of the board that the shareholder has right to appoint | director					1	1
Service fee income					¥ 0		45,900,000	145,500,000
Related Party [Member] | Trip.com | Class A ordinary shares | Private placement concurrent with initial public offering [Member]
Related Party Transaction
Number of shares issued | shares									5,000,000
Related Party [Member] | Trip.com | Class A ordinary shares | Private Placement
Related Party Transaction
Number of shares issued | shares				3,750,000					3,731,034
Proceeds from Issuance of Common Stock | $				$ 20,000					$ 15,000
Related Party [Member] | Caissa
Related Party Transaction
Number of directors of the board that the shareholder has right to appoint | director					1	1
Related Party [Member] | Caissa
Related Party Transaction
Cash received					¥ 332,000
Allowance provision					¥ 1,567,000
Number of shares of HNA Airlines received upon settlement of HNA Debts | shares					311,075	311,075
Value of shares of HNA Airlines received upon settlement of HNA Debts					¥ 1,235,000
Related Party [Member] | HNA Trust
Related Party Transaction
Cash received of distribution of earnings					212,000
Related Party [Member] | Hengxin
Related Party Transaction
Purchase of air tickets					¥ 2,729,300		0
Related Party [Member] | HNA Tourism
Related Party Transaction
Number of directors of the board that the shareholder has right to appoint | director					2	2
Number of shares issued | shares	90,909,091
Total principal amount										¥ 540,000,000
Proceeds from Issuance of Common Stock	¥ 3,279,000,000
Allowance provision			¥ 1,300,000					1,300,000
Cash received								300,000
Number of units received and registered for settlement of debts | shares		632,992,650
Percentage of units received for settlement of debts		0.09%
Initial investment on receipt of units		¥ 13,300,000
Number of shares of HNA Airlines received upon settlement of HNA Debts | shares			531,591
Value of shares of HNA Airlines received upon settlement of HNA Debts			¥ 1,000,000
Related Party [Member] | HNA Affiliates
Related Party Transaction
Value of shares of HNA Airlines received upon settlement of HNA Debts							¥ 13,300,000
Related Party [Member] | HNA Affiliates | Notes Financing and Loan Financing
Related Party Transaction
Number of shares issued | shares							2,398
Cash deposited into bank							¥ 150,000,000
Allowance provision							3,900,000
Related Party [Member] | HNA Affiliates | Notes Financing [Member]
Related Party Transaction
Allowance provision							153,900,000
Affiliate of HNA
Related Party Transaction
Payments to acquire air ticket							¥ 35,900,000	¥ 112,800,000